Business Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Distribution of Net Revenue by Geographical Area
The distribution of revenue by geographical area was as follows:

	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016
		Restated*	Restated*
	(in thousands)
Ireland	$1,066,200	$944,130	$995,365
Rest of Europe	379,883	355,552	319,935
U.S.	894,978	881,829	866,901
Other	254,716	220,810	182,755
Total	$2,595,777	$2,402,321	$2,364,956

* 2017 and 2016 restated to reflect gross revenue.

Schedule of Distribution of Income from Operations by Geographical Area
The distribution of income from operations, including restructuring and other items, by geographical area was as follows:

	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016
	(in thousands)
Ireland	$257,089	$232,032	$216,149
Rest of Europe	36,280	26,493	34,200
U.S.	58,561	58,322	41,348
Other	21,427	21,491	19,997
Total	$373,357	$338,338	$311,694

c) The distribution of income from operations, excluding restructuring and other items, by geographical area was as follows:

	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016
	(in thousands)
Ireland	$269,196	$240,115	$218,334
Rest of Europe	36,904	26,351	36,509
U.S.	58,340	58,164	44,590
Other	21,407	21,461	20,420
Total	$385,847	$346,091	$319,853

Schedule of Distribution of Property, Plant and Equipment, Net, by Geographical Area
The distribution of property, plant and equipment, net, by geographical area was as follows:

	December 31, 2018	December 31, 2017
	(in thousands)
Ireland	$106,206	$111,329
Rest of Europe	9,807	9,026
U.S.	25,535	27,797
Other	17,121	14,899
Total	$158,669	$163,051

Schedule of Distribution of Depreciation and Amortization by Geographical Area
The distribution of depreciation and amortization by geographical area was as follows:

	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016
	(in thousands)
Ireland	$34,721	$26,277	$25,766
Rest of Europe	5,331	6,857	6,914
U.S.	21,605	24,246	23,462
Other	4,259	3,917	3,433
Total	$65,916	$61,297	$59,575

Schedule of Distribution of Total Assets by Geographical Area
The distribution of total assets by geographical area was as follows:

	Year Ended
	December 31, 2018	December 31, 2017
	(in thousands)
Ireland	$1,073,411	$880,378
Rest of Europe	514,010	504,418
U.S.	646,512	650,681
Other	120,322	111,141
Total	$2,354,255	$2,146,618

Schedule of Distribution of Capital Expenditures by Geographical Area
The distribution of capital expenditures by geographical area was as follows:

	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016
	(in thousands)
Ireland	$30,942	$24,468	$27,670
Rest of Europe	2,590	2,819	2,851
U.S.	9,311	11,027	8,432
Other	5,554	6,403	3,648
Total	$48,397	$44,717	$42,601

Schedule of Clients Representing Company's Net Revenue
The following table sets forth the clients which represented 10% or more of the Company's net revenue in each of the periods set out below.

	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016
Client A	14%	21%	26%

Schedule of Distribution of Interest Income by Business Segment
The distribution of interest income by geographical area was as follows:

	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016
	(in thousands)
Ireland	$2,620	$1,084	$407
Rest of Europe	1,750	1,222	1,040
U.S.	17	16	2
Other	372	24	35
Total	$4,759	$2,346	$1,484

Schedule of Distribution of Tax Charge by Geographical Area
The distribution of the income tax charge by geographical area was as follows:

	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016
	(in thousands)
Ireland	$29,096	$20,345	$24,215
Rest of Europe	(434)	1,921	5,528
U.S.	3,761	14,772	8,381
Other	9,535	9,531	(131)
Total	$41,958	$46,569	$37,993